May 01, 2025
Investment Objective
Long term capital appreciation with income as a secondary objective.
Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Fund shares. Shares purchased or held through a financial intermediary may incur fees and expenses that are not reflected in the tables and examples below.

Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses (paid yearly as a % of your investment)
Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example assumes your investment returns 5% each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover

The Fund pays transaction costs such as commissions, when it buys or sells securities (or “turns over” its portfolio). A high turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs which are not reflected in annual fund operating expenses or in the example affect the Fund’s performance. For 2024, Fund turnover was 21.7% of the average portfolio value.

Principal Investment Strategies

The Fund invests primarily in publicly traded equity securities of companies including common and preferred stocks, convertible securities, rights, warrants and other securities. The Fund will invest in a diversified portfolio of securities issued primarily by small and micro-cap (generally less than $2 billion at time of investment) domestic companies which the advisor believes are trading at significant discounts to underlying earnings power or asset values. The Fund emphasizes a “value” style of investing and will focus on underlying company/industry fundamentals in addition to macro factors like the direction of interest rates, government fiscal/monetary policies and geo-political events.

Intense due diligence will be employed by the advisor to assess company prospects via rigorous quantitative and qualitative analysis. This may include speaking with management, customers, competitors, vendors, Wall Street analysts, industry specialists and others to assess strategic, financial and operating priorities. Advisor will target companies with strong balance sheets, capable management, attractive business niches, ownership of valuable franchises or trade names, sound accounting practices and large insider ownership. Ideally, the securities of such companies will trade at low price-to-earnings (P/E), price-to-cash flow (P/CF) and price-to-book (P/B) multiples.

The Fund will often seek catalysts which may accelerate the realization of significant gains in earnings and net worth. These may include a new management team, new products or distribution channels, cost reduction initiatives, an active acquisition or divestiture program, investments in new technologies, share repurchases, asset sales, the presence of an activist investor or a cyclical rebound in earnings.

The Fund employs a disciplined trading strategy. Limit orders will generally be used when buying or selling securities. In purchasing shares, the Fund will attempt to build its position over time without moving prices. It will gradually scale into a position while becoming more comfortable with management, company prospects and the way the security trades. Accumulating a full position may take months. The Fund will sell securities when they become fully valued or if company fundamentals deteriorate.

If suitable purchase candidates cannot be found or in response to adverse market conditions the Fund may purchase money market funds or cash equivalents. If the Fund acquires money market funds, shareholders will be subject to duplicate advisory fees and the Fund may not achieve its investment objectives during a rising market. Historically, the Fund has held high levels of cash equivalents because of the advisor’s risk adverse approach, conditions that advisor believes represent historically high stock market valuations and a dearth of acceptable investment ideas.

Principal Investment Risks

General risk. There is no assurance the Fund will meet its investment objective. Investors may lose money by investing in the Fund. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Stock market risk. Common stocks or securities convertible into common stocks are more volatile than other investments such as debt securities. A stock market decline may lead to declines in individual securities or market segments. The Fund may experience a substantial or complete loss on an individual security.

Value style risk. The value approach carries the risk that securities chosen may remain undervalued. The market may not recognize a company’s true intrinsic value for a long time or a company judged to be undervalued may be appropriately priced. Value stocks as a group may be out of favor while the market focuses on growth stocks.

Small & micro-cap company risk. Investing in small company securities involves risks as they have more limited resources and are more vulnerable to economic downturns. Share prices are more volatile than those of large firms and are more likely to be adversely affected by poor market conditions.

Liquidity risk. The Fund may invest in thinly traded securities that, while publicly traded on an exchange or over the counter, are not well known to the general public, have limited float or lack significant institutional interest making it hard to sell portfolio positions at an optimal time or price. The Fund is inappropriate for market timers/traders.

Portfolio strategy risk. Fund success will in part be determined by the Advisor’s skill at choosing appropriate investments and executing portfolio strategy effectively.

Investment Results

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with an index of broad market performance. Past results (before and after taxes) are not predictive of future performance. Updated information on Fund results may be found at www.pinnaclevaluefund.com.

2024 10.7% 2023 25.4% 2022 1.1% 2021 14.3% 2020 3.4% 2019 10.7% 2018 (11.8)% 2017 (0.1)% 2016 16.5% 2015 (6.0)%
Calendar Year Total Returns
Highest Performance Quarter (4Q 2020) 15.7% Lowest Performance Quarter (1Q 2020) (23.3)%
Average annual total returns for the years ended Dec. 31, 2024
Pinnacle Value Fund | Stock Market Risk [Member]
Common stocks or securities convertible into common stocks are more volatile than other investments such as debt securities. A stock market decline may lead to declines in individual securities or market segments. The Fund may experience a substantial or complete loss on an individual security
Pinnacle Value Fund | Value Style Risk [Member]
The value approach carries the risk that securities chosen may remain undervalued. The market may not recognize a company’s true intrinsic value for a long time or a company judged to be undervalued may be appropriately priced. Value stocks as a group may be out of favor while the market focuses on growth stocks
Pinnacle Value Fund | Small And Micro Company Risk [Member]
Investing in small company securities involves risks as they have more limited resources and are more vulnerable to economic downturns. Share prices are more volatile than those of large firms and are more likely to be adversely affected by poor market conditions
Pinnacle Value Fund | Liquidity Risk [Member]
The Fund may invest in thinly traded securities that, while publicly traded on an exchange or over the counter, are not well known to the general public, have limited float or lack significant institutional interest making it hard to sell portfolio positions at an optimal time or price. The Fund is inappropriate for market timers/traders
Pinnacle Value Fund | Portfolio Strategy Risk [Member]
Fund success will in part be determined by the Advisor’s skill at choosing appropriate investments and executing portfolio strategy effectively